Segment Production And Growth Assets - Summary of Segment Production and Growth Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of operating segments [line items]
Total exploration and evaluation		$ 668		$ 807
Total oil and gas properties		40,791		39,919
Total lease assets		1,230		1,264		$ 1,080
Additions to exploration and evaluation		246		240	[1]
Additions to oil and gas properties		6,595		3,824	[1]
Additions to lease assets		128		242	[1]
Land and buildings [member]
Disclosure of operating segments [line items]
Total oil and gas properties		701		840
Total lease assets		430		464		377
Additions to lease assets		8		4	[1]
Transferred exploration and evaluation [member]
Disclosure of operating segments [line items]
Total oil and gas properties		777		481
Plant and equipment [member]
Disclosure of operating segments [line items]
Total oil and gas properties		23,589		23,057
Total lease assets		800	[2]	800		$ 703
Additions to lease assets		120		238	[1]
Projects in development [member]
Disclosure of operating segments [line items]
Total oil and gas properties		15,724		15,541	[3]
Exploration [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation		88		122	[1]
Evaluation [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation		163		119	[1]
Restoration [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation	[4]	(5)		(1)	[1]
Additions to oil and gas properties	[4]	967		(374)	[1]
Oil And Gas Properties [member]
Disclosure of operating segments [line items]
Additions to oil and gas properties		5,317		3,904	[1]
Capitalised borrowings costs [member]
Disclosure of operating segments [line items]
Additions to oil and gas properties		311	[5]	294	[1],[6]
Asia Pacific [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		568		529
Americas [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		76		240
Africa [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		24		38
Australia [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		568		529
Total oil and gas properties		25,352		25,155
Total lease assets		290		307
Additions to exploration and evaluation		79		19	[1]
Additions to oil and gas properties		4,094		2,021	[1]
Additions to lease assets		6		143	[1]
Australia [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Total oil and gas properties		669		802
Total lease assets		96		93
Additions to lease assets	[1]			4
Australia [member] | Transferred exploration and evaluation [member]
Disclosure of operating segments [line items]
Total oil and gas properties		360		481
Australia [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Total oil and gas properties		16,498		18,249
Total lease assets		194	[2]	214
Additions to lease assets		6		139	[1]
Australia [member] | Projects in development [member]
Disclosure of operating segments [line items]
Total oil and gas properties		7,825		5,623	[3]
Australia [member] | Exploration [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation		29		1	[1]
Australia [member] | Evaluation [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation		55		19	[1]
Australia [member] | Restoration [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation	[4]	(5)		(1)	[1]
Additions to oil and gas properties	[4]	779		(346)	[1]
Australia [member] | Oil And Gas Properties [member]
Disclosure of operating segments [line items]
Additions to oil and gas properties		3,127		2,252	[1]
Australia [member] | Capitalised borrowings costs [member]
Disclosure of operating segments [line items]
Additions to oil and gas properties		188	[5]	115	[1],[6]
Australia [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		568		529
International [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		100		278
Total oil and gas properties		14,997		14,479
Total lease assets		149		238
Additions to exploration and evaluation		167		221	[1]
Additions to oil and gas properties		2,311		1,711	[1]
Additions to lease assets	[1]			90
International [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Total oil and gas properties		32		37
Total lease assets		89		107
International [member] | Transferred exploration and evaluation [member]
Disclosure of operating segments [line items]
Total oil and gas properties		417
International [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Total oil and gas properties		6,893		4,647
Total lease assets		60	[2]	131
Additions to lease assets	[1]			90
International [member] | Projects in development [member]
Disclosure of operating segments [line items]
Total oil and gas properties		7,655		9,795	[3]
International [member] | Exploration [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation		59		121	[1]
International [member] | Evaluation [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation		108		100	[1]
International [member] | Restoration [member]
Disclosure of operating segments [line items]
Additions to oil and gas properties		188		(28)	[1],[4]
International [member] | Oil And Gas Properties [member]
Disclosure of operating segments [line items]
Additions to oil and gas properties		2,000		1,560	[1]
International [member] | Capitalised borrowings costs [member]
Disclosure of operating segments [line items]
Additions to oil and gas properties		123	[5]	179	[1],[6]
International [member] | Americas [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		76		240
International [member] | Africa [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		24		38
Marketing [member]
Disclosure of operating segments [line items]
Total lease assets		539
Additions to lease assets		114
Marketing [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Total lease assets	[2]	539
Additions to lease assets		114
Corporate/Other [member]
Disclosure of operating segments [line items]
Total oil and gas properties		442		285
Total lease assets		252		719
Additions to oil and gas properties		190		92	[1]
Additions to lease assets		8		9	[1]
Corporate/Other [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Total oil and gas properties				1
Total lease assets		245		264
Additions to lease assets		8
Corporate/Other [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Total oil and gas properties		198		161
Total lease assets		7	[2]	455
Additions to lease assets	[1]			9
Corporate/Other [member] | Projects in development [member]
Disclosure of operating segments [line items]
Total oil and gas properties		244		123	[3]
Corporate/Other [member] | Oil And Gas Properties [member]
Disclosure of operating segments [line items]
Additions to oil and gas properties		$ 190		$ 92	[1]

[1]	Additions exclude acquisitions through business combinations.
[2]	In 2023, certain shipping activities, previously undertaken by the Corporate/Other segment, are now undertaken by the Marketing segment. As a result of this change, $539 million of lease assets are now reported within the Marketing segment as at 31 December 2023.
[3]	Projects in development include the fair value ascribed to future phases of certain projects acquired through business combinations.
[4]	Relates to changes in restoration provision assumptions.
[5]	Borrowing costs capitalised were at a weighted average interest rate of 4.0%.
[6]	Borrowing costs capitalised were at a weighted average interest rate of 3.8%.